Supplemental Information - Change in Non-Cash Working Capital Items (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Additional information [abstract]
Trade and other receivables	$ (55,076)	$ (65,932)
Trade and other payables	90,712	34,737
Trade and other receivables/payables	35,636	(31,195)
Changes in non-cash working capital related to:
Change in non-cash working capital	26,072	(26,582)
Investing activities	9,401	(2,797)
Transfers from equity	4,791	0
Foreign currency translation on non-cash working capital	(4,628)	(1,816)
Changes in non-cash working capital	$ 35,636	$ (31,195)